Loans and Allowance for Credit Losses, Loans Outstanding (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 825,799	[1]	$ 799,574	[1]	$ 769,631	$ 757,267	$ 782,770
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	380,756		361,198		345,450	322,058	336,465
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	197,210		187,759		167,216	151,284	158,352
Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	107,100		106,340		105,975	99,435	97,527
Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,747		16,904		19,382	25,333	36,978
Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	12,034		12,424		13,117	13,094	14,210
Foreign Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	47,665		37,771		39,760	32,912	29,398
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	445,043		438,376		424,181	435,209	446,305
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	258,497		249,900		228,894	230,235	229,536
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	65,914		75,465		85,991	96,149	103,708
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	26,870		24,640		22,836	22,260	24,003
Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	50,808		45,998		43,508	43,516	42,624
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 42,954		$ 42,373		$ 42,952	$ 43,049	$ 46,434

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.